Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2020
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio's Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.4%)
Communication Services (11.1%)
*	Charter Communications Inc. Class A	41,408	25,853
*	Alphabet Inc. Class C	14,422	21,195
*	Match Group Inc.	173,512	19,199
*	Facebook Inc. Class A	71,078	18,615
*	Netflix Inc.	33,904	16,953
*	Alphabet Inc. Class A	11,345	16,627
*	ZoomInfo Technologies Inc. Class A	103,701	4,458
			122,900
Consumer Discretionary (12.7%)
*	Amazon.com Inc.	24,464	77,030
	NIKE Inc. Class B	159,296	19,998
	Starbucks Corp.	148,666	12,773
	Home Depot Inc.	33,426	9,283
	TJX Cos. Inc.	101,705	5,660
*	Alibaba Group Holding Ltd. ADR	17,357	5,103
*	O'Reilly Automotive Inc.	8,490	3,915
*	Burlington Stores Inc.	17,507	3,608
*	DraftKings Inc. Class A	40,514	2,384
			139,754
Consumer Staples (1.4%)
	Constellation Brands Inc. Class A	51,187	9,701
*	Monster Beverage Corp.	73,932	5,929
			15,630
Financials (4.2%)
	KKR & Co. Inc.	486,265	16,698
	Progressive Corp.	81,160	7,683
	American Express Co.	60,214	6,036
	Marsh & McLennan Cos. Inc.	35,065	4,022
	S&P Global Inc.	10,388	3,746
*	Markel Corp.	3,402	3,313
	Blackstone Group Inc. Class A	53,268	2,781
	MarketAxess Holdings Inc.	3,664	1,765
			46,044
Health Care (9.7%)
*	Edwards Lifesciences Corp.	263,102	21,001
*	Intuitive Surgical Inc.	24,802	17,598
*	IQVIA Holdings Inc.	105,187	16,581
*	Illumina Inc.	52,380	16,190
	UnitedHealth Group Inc.	26,623	8,300
*	ABIOMED Inc.	25,260	6,998
	Thermo Fisher Scientific Inc.	13,449	5,938

		Shares	Market Value ($000)
*	Mettler-Toledo International Inc.	5,065	4,891
*	Seattle Genetics Inc.	16,022	3,135
	Danaher Corp.	12,349	2,659
*	Penumbra Inc.	10,068	1,957
*	Biogen Inc.	5,064	1,437
*	DexCom Inc.	1,664	686
			107,371
Industrials (7.9%)
*	Uber Technologies Inc.	811,111	29,589
	Waste Management Inc.	155,776	17,629
	TransUnion	89,918	7,565
	IHS Markit Ltd.	89,759	7,047
*	Copart Inc.	57,250	6,020
	Equifax Inc.	35,463	5,564
	Northrop Grumman Corp.	14,985	4,728
	Canadian National Railway Co.	43,103	4,589
	JB Hunt Transport Services Inc.	20,800	2,629
	IDEX Corp.	6,994	1,276
			86,636
Information Technology (48.3%)
	Microsoft Corp.	418,902	88,108
	Apple Inc.	405,172	46,923
	Visa Inc. Class A	209,027	41,799
	Mastercard Inc. Class A	123,316	41,702
*	PayPal Holdings Inc.	207,230	40,830
*	ServiceNow Inc.	74,091	35,934
*	Adobe Inc.	53,588	26,281
*	Autodesk Inc.	108,963	25,172
*	Twilio Inc. Class A	96,029	23,728
*	Paycom Software Inc.	55,437	17,258
*	Coupa Software Inc.	56,960	15,621
*	salesforce.com Inc.	56,050	14,086
*	Advanced Micro Devices Inc.	143,166	11,738
*	Wix.com Ltd.	41,010	10,451
*	FleetCor Technologies Inc.	38,294	9,118
	Fidelity National Information Services Inc.	57,648	8,486
	SS&C Technologies Holdings Inc.	136,692	8,273
	NVIDIA Corp.	15,053	8,147
*	Square Inc. Class A	49,791	8,093
*	Workday Inc. Class A	35,233	7,580
	Global Payments Inc.	39,969	7,098
	Microchip Technology Inc.	67,705	6,957
*	Splunk Inc.	31,766	5,976
	CDW Corp.	47,099	5,630
*	DocuSign Inc. Class A	24,625	5,300
*	Tyler Technologies Inc.	10,170	3,545
*	Shopify Inc. Class A	2,697	2,759
*	Slack Technologies Inc. Class A	100,999	2,713
	Monolithic Power Systems Inc.	5,104	1,427
*	Ceridian HCM Holding Inc.	16,463	1,361
			532,094
Materials (1.4%)
	Ball Corp.	188,397	15,659
Other (0.0%)
*,1,2	The We Company Class A PP	1,460	7

		Shares	Market Value ($000)
Real Estate (0.7%)
	American Tower Corp.	19,729	4,769
	Equinix Inc.	3,877	2,947
			7,716
Total Common Stocks (Cost $681,901)			1,073,811
Preferred Stocks (0.1%)
*,1,2,3	Airbnb Inc., 8.000%	9,972	832
*,1,2,3	The We Company Pfd. D1 PP	19,954	156
*,1,2,3	The We Company Pfd. D2 PP	15,678	123
Total Preferred Stocks (Cost $1,521)			1,111
Temporary Cash Investments (2.7%)
Money Market Fund (2.1%)
[4]	Vanguard Market Liquidity Fund, 0.117%	226,257	22,626
		Face Amount ($000)
Repurchase Agreement (0.2%)
	Bank of America Securities, LLC 0.080%, 10/1/20 (Dated 9/30/20, Repurchase Value $1,800,000, collateralized by Government National Mortgage Association 3.500%, 11/15/47, with a value of $1,836,000)	1,800	1,800
U.S. Government and Agency Obligations (0.4%)
[5]	U.S. Treasury Bill, 0.095%, 11/3/20	4,950	4,949
Total Temporary Cash Investments (Cost $29,376)			29,375
Total Investments (100.2%) (Cost $712,798)			1,104,297
Other Assets and Liabilities—Net (-0.2%)			(2,131)
Net Assets (100%)			1,102,166
Cost is in $000.
*	Non-income-producing security.
1	Restricted securities totaling $1,118,000, representing 0.1% of net assets. See Restricted Securities table for additional information.
2	Security value determined using significant unobservable inputs.
3	Perpetual security with no stated maturity date.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Securities with a value of $1,751,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Restricted Securities as of Period End
Security Name	Acquisition Date	Acquisition Cost ($000)
The We Company Pfd. D1 PP	December 2014	332
The We Company Pfd. D2 PP	December 2014	261
The We Company Class A PP	December 2014	24
Airbnb Inc.	June 2015	928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	144	24,134	218
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Various inputs may be used to determine the value of the portfolio's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,073,804	—	7	1,073,811
Preferred Stocks	—	—	1,111	1111
Temporary Cash Investments	22,626	6,749	—	29,375
Total	1,096,430	6,749	1,118	1,104,297
Derivative Financial Instruments
Assets
Futures Contracts[1]	132	—	—	132
1	Represents variation margin on the last day of the reporting period.